UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Reports to Stockholders.

Hood River Small-Cap Growth Fund

Semi-Annual Report
December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on the Fund’s website, www.hoodrivercapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-800-497-2960, sending an e-mail request to mflaherty@hoodrivercapital.com, or by enrolling at www.hoodrivercapital.com.

You may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Fund you can call 1-800-497-2960 or send an e-mail request to mflaherty@hoodrivercapital.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Hood River Small-Cap Growth Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to the Financial Statements	19
Expense Example	30
Notice to Shareholders	32
Approval of Investment Advisory Agreement	33
Privacy Notice	37

Hood River Small-Cap Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2018 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS
at December 31, 2018 (Unaudited)

COMMON STOCKS – 95.0%	Shares	Value
COMMUNICATION SERVICES – 0.5%

Diversified Telecommunication Services – 0.4%
Bandwidth, Inc. (a)	44,676	$1,820,547

Wireless Telecommunication Services – 0.1%
Boingo Wireless, Inc. (a)	22,440	461,591
TOTAL COMMUNICATION SERVICES		2,282,138

CONSUMER DISCRETIONARY – 15.0%

Auto Components – 1.2%
Stoneridge, Inc. (a)	216,392	5,334,063

Diversified Consumer Services – 4.7%
Chegg, Inc. (a)	247,326	7,029,005
Grand Canyon Education, Inc. (a)	77,231	7,424,988
Laureate Education, Inc. (a)	407,575	6,211,443
		20,665,436
Hotels, Restaurants & Leisure – 5.7%
Eldorado Resorts, Inc. (a)	434,022	15,715,937
Penn National Gaming, Inc. (a)	192,070	3,616,678
PlayAGS, Inc. (a)	166,121	3,820,783
Scientific Games Corp. (a)	123,788	2,213,329
		25,366,727
Household Durables – 1.0%
GoPro, Inc. (a)(d)	491,152	2,082,484
The Lovesac Co. (a)	104,133	2,388,811
		4,471,295
Leisure Products – 0.9%
Malibu Boats, Inc. (a)	118,140	4,111,272

Specialty Retail – 1.5%
Rent-A-Center, Inc. (a)	171,968	2,784,162
Urban Outfitters, Inc. (a)	111,974	3,717,537
		6,501,699
TOTAL CONSUMER DISCRETIONARY		66,450,492

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2018 (Unaudited)

COMMON STOCKS – 95.0% (Continued)	Shares	Value
CONSUMER STAPLES – 0.8%

Personal Products – 0.8%
Medifast, Inc.	27,778	$3,472,806
TOTAL CONSUMER STAPLES		3,472,806

ENERGY – 1.7%

Energy Equipment & Services – 0.6%
U.S. Well Services, Inc. (a)(d)	428,733	2,786,764

Oil, Gas & Consumable Fuels – 1.1%
Carrizo Oil & Gas, Inc. (a)	331,032	3,737,352
Tellurian, Inc. (a)	121,415	843,834
		4,581,186
TOTAL ENERGY		7,367,950

FINANCIALS – 6.3%

Banks – 1.6%
Webster Financial Corp.	89,937	4,432,995
Western Alliance Bancorp (a)	65,944	2,604,128
		7,037,123
Consumer Finance – 2.2%
FirstCash, Inc.	133,704	9,673,485

Insurance – 2.5%
Kinsale Capital Group, Inc.	137,285	7,627,554
National General Holdings Corp.	148,889	3,604,603
		11,232,157
TOTAL FINANCIALS		27,942,765

HEALTH CARE – 28.0%

Biotechnology – 5.5%
Agios Pharmaceuticals, Inc. (a)	55,328	2,551,174
Amarin Corp. PLC – ADR (a)(c)	533,904	7,266,434
Ligand Pharmaceuticals, Inc. (a)	55,212	7,492,269

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2018 (Unaudited)

COMMON STOCKS – 95.0% (Continued)	Shares	Value
HEALTH CARE – 28.0% (Continued)

Biotechnology – 5.5% (Continued)
MacroGenics, Inc. (a)	175,776	$2,232,355
Sage Therapeutics, Inc. (a)	35,522	3,402,652
Ultragenyx Pharmaceutical, Inc. (a)	34,290	1,490,929
Vanda Pharmaceuticals, Inc. (a)	6,502	169,897
		24,605,710
Health Care Equipment & Supplies – 7.4%
AtriCure, Inc. (a)	17,500	535,500
CONMED Corp.	100,625	6,460,125
Integra LifeSciences Holdings Corp. (a)	46,240	2,085,424
NuVasive, Inc. (a)	170,712	8,460,487
Orthofix Medical, Inc. (a)	93,448	4,905,085
Tandem Diabetes Care, Inc. (a)	114,509	4,347,907
Viveve Medical, Inc. (a)	872,895	916,540
Wright Medical Group NV (a)(c)(d)	178,853	4,868,378
		32,579,446
Health Care Providers & Services – 8.4%
BioTelemetry, Inc. (a)	248,470	14,838,628
Hanger, Inc. (a)	156,626	2,968,063
LHC Group, Inc. (a)	52,800	4,956,864
Select Medical Holdings Corp. (a)	367,535	5,641,662
WellCare Health Plans, Inc. (a)	37,687	8,897,524
		37,302,741
Health Care Technology – 3.4%
Tabula Rasa HealthCare, Inc. (a)	104,384	6,655,524
Teladoc Health, Inc. (a)	79,850	3,958,164
Vocera Communications, Inc. (a)	112,233	4,416,369
		15,030,057
Life Sciences Tools & Services – 3.3%
Charles River Laboratories International, Inc. (a)	77,984	8,826,229
PRA Health Sciences, Inc. (a)	62,293	5,728,465
		14,554,694
TOTAL HEALTH CARE		124,072,648

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2018 (Unaudited)

COMMON STOCKS – 95.0% (Continued)	Shares	Value
INDUSTRIALS – 21.3%

Aerospace & Defense – 1.4%
Hexcel Corp.	108,882	$6,243,294

Air Freight & Logistics – 1.2%
Atlas Air Worldwide Holdings, Inc. (a)	122,006	5,147,433

Building Products – 0.9%
Patrick Industries, Inc. (a)	43,052	1,274,770
PGT Innovations, Inc. (a)	180,464	2,860,354
		4,135,124
Construction & Engineering – 3.1%
MasTec, Inc. (a)(d)	282,637	11,463,757
Quanta Services, Inc. (a)	72,493	2,182,039
		13,645,796
Electrical Equipment – 4.0%
Encore Wire Corp.	36,374	1,825,247
EnerSys	30,445	2,362,837
TPI Composites, Inc. (a)	357,238	8,780,910
Vicor Corp. (a)	123,442	4,664,873
		17,633,867
Machinery – 3.9%
Chart Industries, Inc. (a)	107,639	6,999,764
Harsco Corp. (a)	442,001	8,778,140
Westport Fuel Systems, Inc. (a)(c)(d)	1,206,906	1,605,185
		17,383,089

Professional Services – 4.1%
ASGN, Inc. (a)	78,550	4,280,975
CoStar Group, Inc. (a)	19,689	6,641,887
Korn/Ferry International	65,980	2,608,849
TrueBlue, Inc. (a)	208,548	4,640,193
		18,171,904
Road & Rail – 2.3%
Knight-Swift Transportation Holdings, Inc.	297,350	7,454,565
Old Dominion Freight Line, Inc.	19,831	2,448,930
		9,903,495

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2018 (Unaudited)

COMMON STOCKS – 95.0% (Continued)	Shares	Value
INDUSTRIALS – 21.3% (Continued)

Trading Companies & Distributors – 0.4%
DXP Enterprises, Inc. (a)	65,388	$1,820,402
TOTAL INDUSTRIALS		94,084,404

INFORMATION TECHNOLOGY – 20.8%

Communications Equipment – 0.8%
Lumentum Holdings, Inc. (a)	87,972	3,695,704

IT Services – 4.6%
Euronet Worldwide, Inc. (a)	78,990	8,086,996
ExlService Holdings, Inc. (a)	72,316	3,805,268
Limelight Networks, Inc. (a)	1,507,494	3,527,536
WNS Holdings Ltd. – ADR (a)(c)	123,167	5,081,871
		20,501,671
Semiconductors & Semiconductor Equipment – 4.5%
Cohu, Inc.	136,630	2,195,644
Integrated Device Technology, Inc. (a)	112,743	5,460,144
MagnaChip Semiconductor Corp. (a)	531,814	3,302,565
MaxLinear, Inc. (a)	316,264	5,566,246
Xperi Corp.	187,432	3,446,874
		19,971,473
Software – 10.9%
ACI Worldwide, Inc. (a)	262,270	7,257,011
CyberArk Software Ltd. (a)(c)	102,206	7,577,553
Digimarc Corp. (a)(d)	154,174	2,235,523
Everbridge, Inc. (a)	76,642	4,350,200
Five9, Inc. (a)	191,216	8,359,963
Globant SA (a)(c)	145,733	8,207,682
Paylocity Holding Corp. (a)	56,289	3,389,161
Rapid7, Inc. (a)	161,874	5,043,994
Varonis Systems, Inc. (a)	29,143	1,541,665
		47,962,752
TOTAL INFORMATION TECHNOLOGY		92,131,600

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2018 (Unaudited)

COMMON STOCKS – 95.0% (Continued)	Shares	Value
INFORMATION TECHNOLOGY – 20.8% (Continued)

MATERIALS– 0.6%

Chemicals – 0.6%
Amyris, Inc. (a)(d)	823,236	$2,749,608
TOTAL MATERIALS		2,749,608
TOTAL COMMON STOCKS
(Cost $423,879,518)		420,554,411

REITS – 1.9%
Innovative Industrial Properties, Inc. (d)	82,447	3,742,269
Tier REIT, Inc.	228,546	4,714,904
TOTAL REITS
(Cost $8,341,408)		8,457,173

SHORT-TERM INVESTMENTS – 1.7%
MONEY MARKET FUNDS – 1.7%
First American Treasury Obligations Fund –
Class Z, 2.36% (b)	7,374,466	7,374,466
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,374,466)		7,374,466

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2018 (Unaudited)

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING – 2.0%	Shares	Value
First American Government Obligations Fund –
Class Z, 2.41% (b)	9,009,534	$9,009,534
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES LENDING
(Cost 9,009,534)		9,009,534
TOTAL INVESTMENTS
(Cost $448,604,926)		445,395,584
Liabilities in Excess of Other Assets – (0.6)%		(2,807,485)
TOTAL NET ASSETS – 100.0%		$442,588,099

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of December 31, 2018.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)
This security or a portion of this security was out on loan at December 31, 2018.  As of December 31, 2018, the total value of loaned securities was 8,436,773 or 1.9% of net assets.  The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River Capital Management LLC.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2018 (Unaudited)

Assets:
Investments at value*
(Including securities on loan valued at $8,436,773)	$445,395,584
Receivables:
Securities sold	11,787,420
Fund shares sold	5,651,642
Dividends and interest	118,388
Securities lending income	10,267
Prepaid expenses	36,738
Total assets	463,000,039

Liabilities:
Payables:
Payable upon return of securities loaned	9,009,534
Securities purchased	10,210,774
Fund shares redeemed	708,986
Advisory fee	316,965
Administration and fund accounting fees	68,645
Distribution fees	4,998
Service fees	43,790
Reports to shareholders	2,973
Compliance expense	1,043
Custody fees	12,157
Trustee fees	1,619
Transfer agent fees and expenses	20,140
Other accrued expenses	10,316
Total liabilities	20,411,940

Net assets	$442,588,099

Net assets consist of:
Capital stock	$457,551,389
Total distributable deficit	(14,963,290)
Net assets	$442,588,099

* Investments at cost	$448,604,926

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES (Continued)
at December 31, 2018 (Unaudited)

Investor Shares:
Net assets applicable to outstanding Investor Shares	$10,433,981
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	311,658
Net asset value, offering price and redemption price per share	$33.48

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$197,810,171
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	5,864,627
Net asset value, offering price and redemption price per share	$33.73

Retirement Shares:
Net assets applicable to outstanding Retirement Shares	$234,343,947
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	6,937,242
Net asset value, offering price and redemption price per share	$33.78

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

Investment income:
Dividends	$493,550
Interest	175,386
Securities lending income	193,917
Total investment income	862,853

Expenses:
Investment advisory fees (Note 4)	2,408,426
Administration and fund accounting fees (Note 4)	212,354
Distribution fees (Note 5)
Distribution fees – Investor Shares	12,269
Service fees (Note 6)
Service fees – Investor Shares	6,104
Service fees – Institutional Shares	79,530
Transfer agent fees and expenses	62,077
Custody fees	35,846
Federal and state registration fees	28,060
Reports to shareholders	11,900
Audit fees	7,562
Compliance expense	6,851
Legal fees	6,050
Trustees’ fees and expenses	4,790
Other	13,255
Total expenses before reimbursement from advisor	2,895,074
Expense reimbursement from advisor (Note 4)	(150,415)
Net expenses	2,744,659
Net investment loss	(1,881,806)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	$2,056,280
Net change in unrealized depreciation on investments	(82,564,246)
Net realized and unrealized gain (loss) on investments	(80,507,966)
Net decrease in net assets resulting from operations	$(82,389,772)

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
Operations:
Net investment loss	$(1,881,806)	$(1,417,434)
Net realized gain on investments	2,056,280	11,755,204
Net change in unrealized appreciation
(depreciation) on investments	(82,564,246)	40,943,666
Net increase (decrease) in net assets
resulting from operations	(82,389,772)	51,281,436
Distributions:
Distributable earnings – Investor shares	(456,581)	(661,223)
Distributable earnings – Institutional shares	(8,673,285)	(15,682,453)
Distributable earnings – Retirement shares	(10,487,523)	(2,363,953)
Total distributions	(19,617,389)	(18,707,629)[1]
Capital share transactions:
Proceeds from shares sold
Investor shares	2,285,378	10,901,041
Institutional shares	39,463,779	86,602,277
Retirement shares	109,273,864	175,978,741
Proceeds from shares issued to
holders in reinvestment of dividends
Investor shares	451,294	660,605
Institutional shares	7,535,554	14,434,982
Retirement shares	9,666,056	2,363,953
Cost of shares redeemed
Investor shares	(1,367,403)	(2,326,044)
Institutional shares	(51,318,592)	(91,550,090)
Retirement shares	(25,751,316)	(13,632,112)
Redemption fees retained
Investor shares	347	1,582
Institutional shares	1,931	6,011
Retirement shares	6,652	1,187
Net increase in net assets from
capital share transactions	90,247,544	183,442,133
Total increase (decrease) in net assets	(11,759,617)	216,015,940
Net Assets:
Beginning of period	454,347,716	238,331,776
End of period	$442,588,099	$454,347,716 [2]

[1]	All distributions were from realized gains.
[2]	End of period net assets include accumulated undistributed net investment income of $0.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
Changes in Shares Outstanding:
Shares sold
Investor shares	55,720	282,051
Institutional shares	983,651	2,192,977
Retirement shares	2,603,120	4,439,894
Proceeds from shares issued to
holders in reinvestment of dividends
Investor shares	12,610	18,198
Institutional shares	208,973	395,804
Retirement shares	267,684	64,783
Shares redeemed
Investor shares	(33,984)	(59,769)
Institutional shares	(1,260,561)	(2,318,174)
Retirement shares	(639,076)	(343,448)
Net increase in shares outstanding	2,198,137	4,672,316

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Investor Shares
	Six Months				July 7,
	Ended		Year	Year	2015
	December 31,		Ended	Ended	through
	2018		June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016*
Net Asset Value – Beginning of Period	$41.36		$38.04	$28.25	$33.18

Income from Investment Operations:
Net investment loss[1]	(0.20)		(0.28)	(0.36)	(0.19)
Net realized and unrealized
gain (loss) on investments	(6.13)		6.14	10.10	(3.05)
Total from investment operations	(6.33)		5.86	9.74	(3.24)

Less Distributions:
Distributions from net realized gains	(1.55)		(2.55)	—	(1.69)
Total distributions	(1.55)		(2.55)	—	(1.69)

Redemption Fees	—	[2]	0.01	0.05	—	[2]

Net Asset Value – End of Period	$33.48		$41.36	$38.04	$28.25

Total Return	(15.55	)%^	16.35%	34.65%	(9.96	)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$10,434		$11,470	$1,401	$39
Ratio of operating expenses
to average net assets:
Before reimbursements	1.34	%+	1.41%	1.48%	1.65	%+
After reimbursements	1.29	%+	1.32%	1.33%	1.34	%+
Ratio of net investment income (loss)
to average net assets:
Before reimbursements	(1.02	)%+	(0.81)%	(1.19)%	(0.99	)%+
After reimbursements	(0.97	)%+	(0.72)%	(1.04)%	(0.68	)%+
Portfolio turnover rate	50	%^	102%	134%	170%[3]

*	Operations commenced for the Investor Shares on July 7, 2015.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.
[3]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2018		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value –
Beginning of Period	$41.61		$38.18	$28.32	$33.43	$29.09	$23.31

Income from
Investment Operations:
Net investment loss[1]	(0.15)		(0.18)	(0.26)	(0.13)	(0.24)	(0.22)
Net realized and
unrealized gain (loss)
on investments	(6.18)		6.16	10.12	(3.29)	4.58	6.00
Total from
investment operations	(6.33)		5.98	9.86	(3.42)	4.34	5.78

Less Distributions:
Distributions from net
realized gains	(1.55)		(2.55)	—	(1.69)	—	—
Total distributions	(1.55)		(2.55)	—	(1.69)	—	—

Redemption Fees	—	[2]	— [2]	— [2]	— [2]	— [2]	— [2]

Net Asset Value –
End of Period	$33.73		$41.61	$38.18	$28.32	$33.43	$29.09

Total Return	(15.46	)%^	16.59%	34.82%	(10.41)%	14.92%	24.80%

Ratios and
Supplemental Data:
Net assets, end of
period (thousands)	$197,810		$246,859	$216,147	$133,339	$97,315	$83,966
Ratio of operating
expenses to average
net assets:
Before reimbursements	1.11	%+	1.15%	1.22%	1.40%	1.45%	1.48%
After reimbursements	1.06	%+	1.06%	1.08%	1.09%	1.20%	1.25%
Ratio of net investment
income (loss) to
average net assets:
Before reimbursements	(0.79	)%+	(0.55)%	(0.91)%	(0.75)%	(1.04)%	(1.05)%
After reimbursements	(0.74	)%+	(0.46)%	(0.77)%	(0.44)%	(0.79)%	(0.82)%
Portfolio turnover rate	50	%^	102%	134%	170%	142%	115%

+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Retirement Shares

	Six Months			March 3,
	Ended		Year	2017
	December 31,		Ended	through
	2018		June 30,	June 30,
	(Unaudited)		2018	2017*
Net Asset Value – Beginning of Period	$41.66		$38.19	$35.31

Income from Investment Operations:
Net investment loss[1]	(0.14)		(0.15)	(0.11)
Net realized and unrealized
gain (loss) on investments	(6.19)		6.17	2.99
Total from investment operations	(6.33)		6.02	2.88

Less Distributions:
Distributions from net realized gains	(1.55)		(2.55)	—
Total distributions	(1.55)		(2.55)	—

Redemption Fees	—	[2]	— [2]	—	[2]

Net Asset Value – End of Period	$33.78		$41.66	$38.19

Total Return	(15.44	)%^	16.70%	8.16	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$234,344		$196,019	$20,784
Ratio of operating expenses
to average net assets:
Before reimbursements	1.05	%+	1.08%	1.17	%+
After reimbursements	0.99	%+	0.99%	0.99	%+
Ratio of net investment income (loss)
to average net assets:
Before reimbursements	(0.72	)%+	(0.47)%	(1.11	)%+
After reimbursements	(0.66	)%+	(0.38)%	(0.93	)%+
Portfolio turnover rate	50	%^	102%	134%[3]

*	Operations commenced for the Retirement Shares on March 3, 2017.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.
[3]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
at December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The Hood River Small-Cap Growth Fund (formerly, the Roxbury/Hood River Small-Cap Growth Fund) (the “Small-Cap Growth Fund” or the “Fund”) is a series of Manager Directed Portfolios (formerly, The Roxbury Funds) (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006.  The Fund is an open-end investment management company and is a diversified series of the Trust.  The investment objective of the Fund is long-term growth of capital.  The Fund’s Institutional Shares commenced operations on January 2, 2003. The Fund’s Investor Shares commenced operations on July 7, 2015. The Fund’s Retirement Shares commenced operations on March 3, 2017. Each class of shares differs principally in its respective distribution or shareholder servicing expenses.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return.  The tax returns for the Fund for the prior three fiscal years are open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Hood River Small-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of December 31, 2018, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

G.
Recent Accounting Pronouncements:  In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of

Hood River Small-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of this change in guidance, and due to the permissibility of early adoption, modified the Fund’s fair value disclosures for the current reporting period.

In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain financial statement disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) were amended to require presentation of the total, rather than the components of net assets, of distributable earnings on the balance sheet. Consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) omit the requirement to separately state the sources of distributions paid as well as omit the requirement to parenthetically state the book basis amount of undistributed net investment income. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The requirements of the Final Rule Release are effective November 5, 2018 and the Funds’ Statement of Assets and Liabilities and the Statement of Changes in Net Assets for the current reporting period have been modified accordingly.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Hood River Small-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of December 31, 2018, was comprised of officers of the Trust as well as an interested trustee of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Hood River Small-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Small-Cap Growth Fund’s securities as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,282,138	$—	$—	$2,282,138
Consumer Discretionary	66,450,492	—	—	66,450,492
Consumer Staples	3,472,806	—	—	3,472,806
Energy	7,367,950	—	—	7,367,950
Financials	27,942,765	—	—	27,942,765
Health Care	124,072,648	—	—	124,072,648
Industrials	94,084,404	—	—	94,084,404
Information Technology	92,131,600	—	—	92,131,600
Materials	2,749,608	—	—	2,749,608
Total Common Stocks	420,554,411	—	—	420,554,411
REITs	8,457,173	—	—	8,457,173
Short-Term Investments	7,374,466	—	—	7,374,466
Investments Purchased with
Cash Proceeds from
Securities Lending	9,009,534	—	—	9,009,534
Total Investments in Securities	$445,395,584	$—	$—	$445,395,584

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights, at Value
Balance as of June 30, 2018	$—
Purchases	—
(Sales proceeds and/or rights exercised)	(105,628)
Accrued discounts/premiums, net	—
Realized gain/(loss)	105,628
Change in unrealized appreciation/(depreciation)	—
Transfers in and/or out of Level 3	—
Balance as of December 31, 2018	$—

Hood River Small-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended December 31, 2018, Hood River Capital Management LLC, (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.90% of the average daily net assets of the Fund.  For the period ended December 31, 2018, the Small-Cap Growth Fund incurred $2,408,426 in advisory fees.  Advisory fees payable at December 31, 2018 for the Small-Cap Growth Fund were $316,965.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses [excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses in connection with a merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amounts of the average daily net assets for each class of shares:

Investor Shares	0.99%
Institutional Shares	0.99%
Retirement Shares	0.99%

For the period ended December 31, 2018, the Advisor reduced its fees in the amount of $150,415 for the Small-Cap Growth Fund. The waivers and reimbursements will remain in effect through December 31, 2020 unless terminated sooner by mutual agreement of the Board and Hood River.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the period ended December 31, 2018, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration & fund accounting	$212,354
Custody	$ 35,846
Transfer agency(a)	$ 29,992

(a) Does not include out-of-pocket expenses.

Hood River Small-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

At December 31, 2018, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$68,645
Custody	$12,157
Transfer agency(a)	$10,072

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is deemed to be an interested person of the Trust due to his former position with the Distributor.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Shares.  The expenses covered by the Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended December 31, 2018, the Small-Cap Growth Fund incurred distribution expenses on its Investor Shares of $12,269.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Fund has entered into a shareholder service agreement (the “Agreement”) with the Advisor that allows the Advisor to make payments to financial intermediaries and other service providers for Institutional Shares and Investor Shares shareholders in return for shareholder servicing and maintenance of Institutional Shares and Investor Shares shareholder accounts.  These shareholder servicing and maintenance fees may not exceed 0.10% per year of the Fund’s average daily net assets for Institutional Shares and Investor Shares, respectively, and may not be used to pay for any services in connection with the distribution and sale of Institutional Shares or Investor Shares.

Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment,

Hood River Small-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended December 31, 2018, the Fund incurred, under the Agreement, shareholder servicing fees as follows:

Investor Shares	$ 6,104
Institutional Shares	$79,530

NOTE 7 – SECURITIES TRANSACTIONS

For the period ended December 31, 2018, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Small-Cap Growth Fund	$330,353,467	$254,270,862

There were no purchases or sales of long-term U.S. Government securities.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2018, the Fund’s most recent fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

Small-Cap
Growth Fund
Cost of investments(a)	$397,735,108
Gross unrealized appreciation	85,494,384
Gross unrealized depreciation	(8,161,761)
Net unrealized appreciation	77,332,623
Undistributed ordinary income	138,214
Undistributed long-term capital gain	9,573,034
Total distributable earnings	9,711,248
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$87,043,871

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.

As of June 30, 2018, the Small-Cap Growth Fund had no long-term tax basis capital losses to offset future capital gains.

Hood River Small-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

The tax character of distributions paid during the six months ended December 31, 2018 and the year ended June 30, 2018 was as follows:

	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018
Small-Cap Growth Fund
Ordinary income	$2,797,867	$3,865,246
Long-term capital gains	$16,819,522	$12,887,318

NOTE 9 – SECURITIES LENDING

The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio.  U.S. Bank, N.A. serves as the Fund’s securities lending agent.

U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.

The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities.  At that time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities.  The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities.  Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value.  The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle.  However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral.  There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk.  Either party, upon reasonable notice to the other party, may terminate the loan.

As of December 31, 2018, the Fund had loaned securities that were collateralized by cash.  The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.

Hood River Small-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions

Investments
		Purchased	Collateral
		with Cash	Pledged
Overnight and	Asset Class	Proceeds from	(From)	Net
Continuous	out on Loan	Securities Lending	Counterparty^	Exposure
Hood River Small-
Cap Growth Fund	Common Stock	$9,009,534	$9,009,534	$—

The Fund paid no securities lending fees to U.S. Bank, N.A. during the period.

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan.  Refer to the Fund’s Schedule of Investments for details on the securities out on loan.

NOTE 10 – PRINCIPAL RISKS

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s Statement of Additional Information.

Market Risk:  The risk that the market value of a security may go up or down in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Price changes may be temporary or last for extended periods.

Small-Cap Company Risk: Companies in which the Fund invests may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources, may be dependent on relatively small or inexperienced management groups, and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid, more volatile and more difficult to value than securities of larger companies and therefore may involve greater risk than investing in large companies.

Growth-Style Investing Risk:  An investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole. If the investment adviser’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the stock may fail to reach the value that the adviser has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Foreign Security Risk: Foreign investments involve risks relating to political, economic, regulatory, or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

Hood River Small-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2018 (Unaudited)

IPO Risk:  The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”). The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s asset grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

Liquidity Risk:  Certain securities may be difficult or impossible to sell at the time and the price that the seller would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Mutual Fund and ETF Trading Risk:  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as Exchange Traded Funds (“ETFs”).  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of its costs, and the Fund will indirectly bear their proportionate share of the costs.

NOTE 11 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

Hood River Small-Cap Growth Fund

EXPENSE EXAMPLE
December 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from July 1, 2018 to December 31, 2018 for the Investor, Institutional, and Retirement Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hood River Small-Cap Growth Fund
EXPENSE EXAMPLE (Continued)
December 31, 2018 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/2018	12/31/2018	7/1/2018 – 12/31/2018
Actual
Investor Shares	$1,000.00	$ 844.50	$6.00
Institutional Shares	$1,000.00	$ 845.40	$4.93
Retirement Shares	$1,000.00	$ 845.60	$4.61

Hypothetical (5% return
before expenses)
Investor Shares	$1,000.00	$1,018.70	$6.56
Institutional Shares	$1,000.00	$1,019.86	$5.40
Retirement Shares	$1,000.00	$1,020.21	$5.04

(1)
Expenses are equal to the Investor, Institutional, and Retirement Shares’ annualized expense ratios of 1.29%, 1.06%, and 0.99%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Hood River Small-Cap Growth Fund

NOTICE TO SHAREHOLDERS
at December 31, 2018 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-2960 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-800-497-2960.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-800-497-2960.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-497-2960 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Other Tax Information (Unaudited)

For the fiscal year ended June 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Hood River Small-Cap Growth Fund	8.89%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2018 was as follows:

Hood River Small-Cap Growth Fund	7.19%

Hood River Small-Cap Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees (the “Board” or “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 13, 2018 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Hood River Small-Cap Growth Fund (the “Fund”), a series of the Trust, and the Fund’s investment adviser, Hood River Capital Management LLC (“Hood River”).  Prior to the meeting on November 13, 2018, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in considering the renewal of the Advisory Agreement, detailed comparative information relating to the performance of the Fund, as well as the management fee and other expenses of the Fund, due diligence materials relating to Hood River, including Hood River’s Form ADV, and other pertinent information.  Based on their evaluation of the information provided as part of the November 13, 2018 meeting, as well as information provided by Hood River over the course of the year, the Trustees (including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation Advisory Agreement for an additional one-year term.  Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.

1.   NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by Hood River to the Fund and the amount of time devoted to the Fund’s affairs by Hood River’s staff. The Trustees considered Hood River’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Robert Marvin, Brian Smoluch and David Swank, the Fund’s portfolio managers, and other key personnel at Hood River involved in the day-to-day activities of the Fund. The Trustees reviewed the information provided by Hood River in a due diligence questionnaire, including Hood River’s experience as a small-cap growth manager, the structure of Hood River’s compliance program, Hood River’s marketing activity and its continuing commitment to the Fund. The Trustees noted that during the course of the prior year they had met with Hood River in person to discuss Hood River’s services to the Fund and various performance, marketing and compliance issues. The Trustees also noted any services that extended beyond portfolio management, including the brokerage practices of Hood River. The Trustees considered a service level agreement between Mar Vista Investment Partners LLC and Hood River and the trading, compliance and administrative services provided by Mar Vista Investment Partners LLC under that agreement. The Trustees discussed Hood River’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the

Hood River Small-Cap Growth Fund
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)
(Unaudited)

effectiveness of Hood River’s compliance program. The Trustees also noted the considerable growth of the Fund and the past year, due in part to Hood River’s marketing efforts. The Trustees concluded that Hood River had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as Hood River’s compliance program, were satisfactory and reliable.

2.   INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Institutional, Investor Shares, and Retirement Shares of the Hood River Fund for the year-to-date and one-year periods ended June 30, 2018, and the performance of the Institutional Shares for the one-year, three-year, five-year, and since-inception periods ended June 30, 2018. In assessing the quality of the portfolio management services delivered by Hood River, the Trustees also compared the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to the Fund’s benchmark index, the Russell 2000® Growth Index, and in comparison to a peer group of U.S. open-end small growth funds as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”). The Trustees also reviewed information on the historical performance of a composite of other separately-managed equity only accounts of Hood River that are similar to the Fund in terms of investment strategy.

The Trustees noted the Institutional Shares of the Fund’s performance for the three-year and five-year periods ended June 30, 2018 was above the Morningstar Peer Group average, but was lower than the Morningstar Peer Group average for the year-to-date and one-year periods. The Trustees also reviewed the Fund’s performance for the year-to-date, one-year, three-year, five-year, and since inception periods ended June 30, 2018 in comparison to the Fund’s benchmark, the Russell 2000® Growth Index, noting that the Institutional Shares of the Fund outperformed the Russell 2000® Growth Index for the year-to-date, three-year, five-year, and since inception periods but underperformed the index for the one-year period. The Trustees reviewed the Fund’s performance relative to Hood River’s composite of other separately-managed accounts managed with investment strategies substantially similar to the Hood River Fund, and noted the performance of the Fund was in line with the performance of the separately managed accounts.

After considering all of the information, the Trustees concluded the performance obtained by Hood River for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from Hood River’s continued management.

Hood River Small-Cap Growth Fund
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)
(Unaudited)

3.   COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services provided by Hood River and Hood River’s advisory fee, including a review of comparative expense information and other pertinent material with respect to the Hood River Fund. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and peer group data. The Trustees considered the cost structure of the Fund relative to the Morningstar Peer Group, as well as the fee waivers and expense reimbursements previously provided by Hood River.

The Trustees also considered the overall profitability of Hood River, reviewing Hood River’s financial information, and noted that Hood River has subsidized the Fund’s operations since the Fund’s inception, and was not permitted to recoup such expenses. The Trustees also examined a profitability analysis prepared by Hood River based on the fees payable under the Hood River Advisory Agreement, as well as the Fund’s brokerage commissions and use of soft dollars by Hood River. The Trustees considered information about payments made by Hood River to financial intermediaries, noting that all marketing and distribution fees other than Rule 12b-1 fees payable by Investor Shares were paid by Hood River out of its reasonable profits.

The Trustees noted that the Fund’s contractual management fee of 0.90% fell in the third quartile, slightly above the Morningstar Peer Group average of 0.82%, which also fell in the third quartile. The Trustees observed that the Fund’s total expense ratio of 0.99% for Retirement Shares fell within the second quartile, and the Fund’s total expense ratio of 1.09% for Institutional Shares fell within the third quartile, while the average of 1.00% for the Morningstar Peer Group fell in between, within the third quartile. The Trustees noted the Fund’s total expense ratio of 1.34% for Investor Shares fell within the fourth quartile, above the Morningstar Peer Group average. The Trustees also compared the fees paid by the Fund to the fees paid by Hood River’s separately-managed accounts, noting Hood River’s discussion of additional services provided to the Fund that are not provided to separately-managed accounts due to the Fund’s additional regulatory and operational requirements.

The Trustees concluded that the Fund’s expenses and the management fees paid to Hood River were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees concluded that Hood River’s level of profitability from its relationship with the Fund was reasonable.

4.   EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses to the Morningstar Peer Group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale

Hood River Small-Cap Growth Fund
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)
(Unaudited)

were being or would be shared with shareholders). The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but considered that Hood River has been waiving fees or reimbursing expenses since the Fund’s inception.  In addition, the Fund’s gross expenses have gone down as the Fund has grown. The Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between Hood River and the Fund at the Fund’s current asset level.

5.   BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by Hood River from its association with the Fund. The Trustees concluded that the benefits Hood River may receive, such as soft dollar research, appear to be reasonable and may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending November 30, 2019 as being in the best interests of the Fund and its shareholders.

Hood River Small-Cap Growth Fund

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

• social security number;

• account balances;

• account transactions;

• transaction history;

• wire transfer instructions; and

• checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 800-497-2960.

(This Page Intentionally Left Blank.)

Investment Advisor
Hood River Capital Management LLC
1 SW Columbia Street, Suite 630
Portland, OR  97258

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 497-2960

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI  53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Manager Directed Portfolios

By (Signature and Title)*   /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date    3/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date    3/6/2019

By (Signature and Title)*   /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date    3/6/2019

* Print the name and title of each signing officer under his or her signature.